Accounts Receivables and Accrued Revenues - Schedule of accounts receivables and accrued revenues (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Trade and other current receivables [abstract]
Trade and Accruals	$ 2,722	$ 2,962
Prepaids and Deposits	242	402
Joint Operations Receivables	49	51
Other	22	58
Accounts Receivable and Accrued Revenues	$ 3,035	$ 3,473